LEASES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010 Liqtech As and Subsidiaries [Member]
Operating Leases of Lessor Disclosure [Text Block]

NOTE 8 — LEASES

Operating Leases — The Company leases office and production facilities under operating lease agreements expiring in August 31, 2013, December 2011, March 2014, and July 2016. Some of these lease agreements have a right to extend.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of September 30, 2011 are as follows:

Year ending December 31	Lease Payments
2011	$122,044
2012	393,257
2013	321,252
2014	277,277
2015	276,732
Thereafter	184,488
Total Minimum Lease Payments	$1,575,050

Lease expense charged to operations was $429,877 and $382,651, for the nine months ended September 30, 2011, and 2010.

Capital Lease — The Company leases equipment on various capital leases calling for monthly payments of $3,146, $3,208, $12,424, $4,628 and $701 expiring through March 2017. At September 30, 2011 and at December 2010, the Company had recorded equipment on capital lease at $1,612,508 and $1,433,440, respectively, with related accumulated depreciation of $429,791 and $317,247, respectively.

During the year ended September 30, 2011 and 2010, depreciation expense for equipment on capital lease amounted to $136,168, and $127,368, respectively, and has been included in depreciation expense. During the year ended September 30, 2011 and 2010, interest expense on capital lease obligation amounted to $59,217, and $62,947, respectively. In August 2011, the Company purchased an additional furnace to increase their production capacity for $262,000 financed under a capital lease plus installation cost of $150,000.

Future minimum capital lease payments are as follows for the periods ended December 31:

As of September 30, 2011
2011	$72,323
2012	320,552
2013	280,876
2014	266,331
2015	204,623
Thereafter	344,996
Total minimum lease payments	1,489,701
Less amount representing interest	(243,431)
Present value of minimum lease payments	1,246,270
Less Current Portion	(209,675)
$1,036,595

NOTE 8 — LEASES

Operating Leases — The Company leases office and production facility under operating lease agreements expiring in August 31, 2013, December 2011, March 2014, June 2011 and March 2012, respectively. Some of these lease agreements have right to extend.

The future minimum lease payments for non-cancelable operating leases having remaining terms in excess of one year as of December 31, 2010 are as follows:

Year ending December 31	Lease Payments
2011	$426,611
2012	210,236
2013	70,523
2014	534
2015	—
Thereafter	—
Total Minimum Lease Payments	$707,904

Lease expense charged to operations was $537,657 and $479,814, for the years ended December 31, 2010, and 2009.

Capital Lease — The Company leases equipment on various capital leases calling for monthly payments of $3,341, $3,406, $13,192, and $745 expiring through March 2017. At December 31, 2010 and 2009, the Company had recorded equipment on capital lease at $1,433,440 and $1,433,440 with related accumulated depreciation of $317,247 and $131,734. During the year ended December 31, 2010 and 2009, depreciation expense for equipment on capital lease amounted to $185,513, and $131,734, respectively, and has been included in depreciation expense. During the year ended December 31, 2010 and 2009, interest expense on capital lease obligation amounted to $248,220, and $174,204, respectively.

Future minimum capital lease payments are as follows for the twelve-month periods ended December 31:

December 31, 2010
2011	229,502
2012	260,192
2013	221,239
2014	206,958
2015	146,374
Thereafter	$272,042
Total minimum lease payments	1,336,307
Less amount representing interest	(254,354)
Present value of minimum lease payments	1,081,953
Less Current Portion	156,204
$925,749